Impact of Restatement on Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2020
Insu acquisition corp. II [Member]
Impact of Restatement on Quarterly Financial Information (Unaudited) [Line Items]
IMPACT OF RESTATEMENT ON QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

NOTE 13 — IMPACT OF RESTATEMENT ON QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The impact of the Restatement on the balance sheets, statements of operations and statements of cash flows for the three and nine months ended September 30, 2020 is presented below. The Restatement had no impact on net cash flows from operating, investing or financing activities.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 30, 2020
Warrant Liabilities	$—	$14,457,629	$14,457,629
Total Liabilities	9,826,454	14,457,629	24,284,083
Common Stock Subject to Possible Redemption	216,106,340	13,893,660	230,000,000
Class A Common Stock	193	(139)	54
Additional Paid-in Capital	5,083,766	(5,083,766)	0
Accumulated Deficit	(84,739)	(23,267,383)	(23,352,122)

Three months ended September 30, 2020
Change in fair value of warrant liabilities	$—	$866,731	$866,731
Transaction costs allocable to warrant liabilities	—	820,852	820,852
Net loss	(83,615)	(1,687,583)	(1,771,198)
Basic and diluted net loss per share, Class A common stock	(0.00)	(0.06)	(0.06)
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.05)	(0.06)

Nine months ended September 30, 2020
Change in fair value of warrant liabilities	$—	$866,731	$866,731
Transaction costs allocable to warrant liabilities	—	820,852	820,852
Net loss	(83,615)	(1,687,583)	(1,771,198)
Basic and diluted net loss per share, Class A common stock	(0.00)	(0.06)	(0.06)
Basic and diluted net loss per share, Class B common stock	(0.01)	(0.05)	(0.06)

Cash Flow Statement for the nine months ended September 30, 2020
Net loss	$(83,615)	$(1,687,583)	$(1,771,198)
Change in fair value of warrant liabilities	—	866,731	866,731
Transaction costs allocable to warrant liabilities	—	820,852	820,852